3. Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans Tables
Major classifications of loans

Major classifications of loans at December 31, 2014 and 2013 are summarized as follows:

(Dollars in thousands)
	December 31, 2014	December 31, 2013
Real estate loans:
Construction and land development	$57,617	63,742
Single-family residential	206,417	195,975
Single-family residential -
Banco de la Gente stated income	47,015	49,463
Commercial	228,558	209,287
Multifamily and farmland	12,400	11,801
Total real estate loans	552,007	530,268

Loans not secured by real estate:
Commercial loans	76,262	68,047
Farm loans	7	19
Consumer loans	10,060	9,593
All other loans	13,555	13,033

Total loans	651,891	620,960

Less allowance for loan losses	11,082	13,501

Total net loans	$640,809	607,459

Age analysis of past due loans, by loan type

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2014 and 2013:

December 31, 2014
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$294	3,540	3,834	53,783	57,617	-
Single-family residential	5,988	268	6,256	200,161	206,417	-
Single-family residential -
Banco de la Gente stated income	8,998	610	9,608	37,407	47,015	-
Commercial	3,205	366	3,571	224,987	228,558	-
Multifamily and farmland	85	-	85	12,315	12,400	-
Total real estate loans	18,570	4,784	23,354	528,653	552,007	-

Loans not secured by real estate:
Commercial loans	241	49	290	75,972	76,262	-
Farm loans	-	-	-	7	7	-
Consumer loans	184	-	184	9,876	10,060	-
All other loans	-	-	-	13,555	13,555	-
Total loans	$18,995	4,833	23,828	628,063	651,891	-

December 31, 2013
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$3,416	5,426	8,842	54,900	63,742	-
Single-family residential	4,518	1,555	6,073	189,902	195,975	-
Single-family residential -
Banco de la Gente stated income	9,833	1,952	11,785	37,678	49,463	881
Commercial	1,643	486	2,129	207,158	209,287	-
Multifamily and farmland	177	-	177	11,624	11,801	-
Total real estate loans	19,587	9,419	29,006	501,262	530,268	881

Loans not secured by real estate:
Commercial loans	424	29	453	67,594	68,047	-
Farm loans	-	-	-	19	19	-
Consumer loans	181	3	184	9,409	9,593	1
All other loans	-	-	-	13,033	13,033	-
Total loans	$20,192	9,451	29,643	591,317	620,960	882

Non-accrual loans

The following table presents the Bank’s non-accrual loans as of December 31, 2014 and 2013:

(Dollars in thousands)
	December 31, 2014	December 31, 2013
Real estate loans:
Construction and land development	$3,854	6,546
Single-family residential	2,370	2,980
Single-family residential -
Banco de la Gente stated income	1,545	1,990
Commercial	2,598	2,043
Multifamily and farmland	110	-
Total real estate loans	10,477	13,559

Loans not secured by real estate:
Commercial loans	176	250
Consumer loans	75	27
Total	$10,728	13,836

Impaired loans

The following tables present the Bank’s impaired loans as of December 31, 2014 and 2013:

December 31, 2014
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans:
Construction and land development	$5,481	3,639	555	4,194	31	5,248
Single-family residential	6,717	933	5,540	6,473	154	7,430
Single-family residential -
Banco de la Gente stated income	21,243	-	20,649	20,649	1,191	19,964
Commercial	4,752	1,485	2,866	4,351	272	4,399
Multifamily and farmland	111	-	110	110	1	154
Total impaired real estate loans	38,304	6,057	29,720	35,777	1,649	37,195

Loans not secured by real estate:
Commercial loans	218	-	201	201	4	641
Consumer loans	318	-	313	313	5	309
Total impaired loans	$38,840	6,057	30,234	36,291	1,658	38,145

December 31, 2013
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans:
Construction and land development	$9,861	6,293	868	7,161	53	8,289
Single-family residential	7,853	1,428	5,633	7,061	123	7,859
Single-family residential -
Banco de la Gente stated income	22,034	-	21,242	21,242	1,300	21,242
Commercial	5,079	3,045	1,489	4,534	182	4,171
Multifamily and farmland	177	-	177	177	1	184
Total impaired real estate loans	45,004	10,766	29,409	40,175	1,659	41,745

Loans not secured by real estate:
Commercial loans	999	257	724	981	15	826
Consumer loans	302	264	35	299	1	247
Total impaired loans	$46,305	11,287	30,168	41,455	1,675	42,818

Fair value measurements for impaired loans and other real estate on a non-recurring basis
(Dollars in thousands)
	Fair Value Measurements December 31, 2014	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2014
Impaired loans	$34,633	-	-	34,633	(1,444)
Other real estate	$2,016	-	-	2,016	(622)

(Dollars in thousands)
	Fair Value Measurements December 31, 2013	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2013
Impaired loans	$39,780	-	-	39,780	(3,207)
Other real estate	$1,679	-	-	1,679	(581)

Changes in the allowance for loan losses

Changes in the allowance for loan losses for the year ended December 31, 2014 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential- Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501
Charge-offs	(884)	(309)	(190)	(290)	-	(430)	-	(534)	-	(2,637)
Recoveries	428	72	16	171	-	54	-	176	-	917
Provision	23	(320)	(79)	(198)	(30)	405	-	346	(846)	(699)
Ending balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082

Ending balance: individually
evaluated for impairment	$-	82	1,155	260	-	-	-	-	-	1,497
Ending balance: collectively
evaluated for impairment	2,785	2,484	455	1,642	7	1,098	-	233	881	9,585
Ending balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082

Loans:
Ending balance	$57,617	206,417	47,015	228,558	12,400	76,262	7	23,615	-	651,891

Ending balance: individually
evaluated for impairment	$3,639	2,298	18,884	3,345	-	-	-	-	-	28,166
Ending balance: collectively
evaluated for impairment	$53,978	204,119	28,131	225,213	12,400	76,262	7	23,615	-	623,725

Changes in the allowance for loan losses for the year ended December 31, 2013 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential- Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423
Charge-offs	(777)	(1,724)	(272)	(445)	-	(502)	-	(652)	-	(4,372)
Recoveries	377	111	141	50	-	44	-	143	-	866
Provision	(781)	1,505	(4)	565	9	439	-	509	342	2,584
Ending balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501

Ending balance: individually
evaluated for impairment	$-	39	1,268	171	-	-	-	-	-	1,478
Ending balance: collectively
evaluated for impairment	3,218	3,084	595	2,048	37	1,069	-	245	1,727	12,023
Ending balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501

Loans:
Ending balance	$63,742	195,975	49,463	209,287	11,801	68,047	19	22,626	-	620,960

Ending balance: individually
evaluated for impairment	$6,293	3,127	19,958	3,767	-	256	-	265	-	33,666
Ending balance: collectively
evaluated for impairment	$57,449	192,848	29,505	205,520	11,801	67,791	19	22,361	-	587,294

Changes in the allowance for loan losses for the year ended December 31, 2012 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential- Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$7,182	3,253	2,104	1,731	13	1,029	-	255	1,037	16,604
Charge-offs	(4,728)	(886)	(668)	(937)	-	(555)	-	(557)	-	(8,331)
Recoveries	528	72	-	374	-	104	-	148	-	1,226
Provision	1,417	792	562	881	15	510	-	399	348	4,924
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Allowance for loan losses:
Ending balance: individually
evaluated for impairment	$24	84	1,254	-	-	-	-	-	-	1,362
Ending balance: collectively
evaluated for impairment	4,375	3,147	744	2,049	28	1,088	-	245	1,385	13,061
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Loans:
Ending balance	$73,176	195,003	52,019	200,633	8,951	64,295	11	25,886	-	619,974

Ending balance: individually
evaluated for impairment	$11,961	3,885	20,024	4,569	-	346	-	-	-	40,785
Ending balance: collectively
evaluated for impairment	$61,215	191,118	31,995	196,064	8,951	63,949	11	25,886	-	579,189

Credit risk profile of each loan type based on internally assigned risk grade

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2014 and 2013.

December 31, 2014
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential- Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	15,099	-	-	-	924	-	1,232	-	17,255
2- High Quality	6,741	74,367	-	39,888	241	18,730	-	3,576	1,860	145,403
3- Good Quality	24,641	74,453	21,022	142,141	8,376	44,649	7	4,549	8,055	327,893
4- Management Attention	13,013	30,954	12,721	36,433	1,001	11,312	-	566	3,640	109,640
5- Watch	9,294	5,749	5,799	6,153	2,672	383	-	46	-	30,096
6- Substandard	3,928	5,795	7,473	3,943	110	264	-	87	-	21,600
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	4	-	4
Total	$57,617	206,417	47,015	228,558	12,400	76,262	7	10,060	13,555	651,891

December 31, 2013
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential- Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$7	15,036	-	-	-	365	-	1,270	-	16,678
2- High Quality	7,852	60,882	-	33,340	715	8,442	-	3,519	2,139	116,889
3- Good Quality	22,899	73,118	22,255	123,604	7,882	44,353	19	4,061	8,565	306,756
4- Management Attention	14,464	34,090	8,369	42,914	286	13,704	-	358	2,329	116,514
5- Watch	8,163	6,806	8,113	5,190	2,741	320	-	50	-	31,383
6- Substandard	10,357	6,043	10,726	4,239	177	863	-	330	-	32,735
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	5	-	5
Total	$63,742	195,975	49,463	209,287	11,801	68,047	19	9,593	13,033	620,960

Analysis of TDR loans by loan type

The following tables present an analysis of loan modifications during the years ended December 31, 2014 and 2013:

Year ended December 31, 2014
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Construction and land development	1	$291	266
Single-family residential	2	849	845
Single-family residential -
Banco de la Gente stated income	3	281	278
Total real estate TDR loans	6	1,421	1,389

Total TDR loans	6	$1,421	1,389

Year ended December 31, 2013
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Construction and land development	2	$841	824
Single-family residential -
Banco de la Gente stated income	7	796	788
Total real estate TDR loans	9	1,637	1,612

Total TDR loans	9	$1,637	1,612